Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
January 31, 2022
TQG-NPRT1-0422
1.813068.117
Common Stocks - 95.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.1%
Entertainment - 1.2%
Universal Music Group NV	800,000	19,751,312
Warner Music Group Corp. Class A	534,532	22,717,610
		42,468,922
Interactive Media & Services - 11.9%
Alphabet, Inc. Class A (a)	97,100	262,759,397
Meta Platforms, Inc. Class A (a)	533,000	166,967,580
		429,726,977
TOTAL COMMUNICATION SERVICES		472,195,899
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 1.4%
Tesla, Inc. (a)	52,000	48,709,440
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment, Inc. (a)	90,000	6,852,600
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	49,600	148,376,912
Specialty Retail - 2.0%
Lowe's Companies, Inc.	302,000	71,679,700
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (a)	17,909	5,734,999
lululemon athletica, Inc. (a)	50,900	16,988,384
		22,723,383
TOTAL CONSUMER DISCRETIONARY		298,342,035
ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Pioneer Natural Resources Co.	601,000	131,552,890
PrairieSky Royalty Ltd. (b)	2,705,000	34,813,987
Range Resources Corp. (a)(b)	2,453,000	47,220,250
		213,587,127
FINANCIALS - 15.6%
Banks - 8.5%
Signature Bank	345,000	105,097,350
SVB Financial Group (a)	72,000	42,040,800
Wells Fargo & Co.	2,989,000	160,808,200
		307,946,350
Capital Markets - 7.1%
Moody's Corp.	170,000	58,310,000
Morgan Stanley	364,000	37,324,560
S&P Global, Inc.	382,294	158,736,115
		254,370,675
TOTAL FINANCIALS		562,317,025
HEALTH CARE - 7.9%
Health Care Providers & Services - 4.2%
UnitedHealth Group, Inc.	321,000	151,694,970
Life Sciences Tools & Services - 1.4%
Danaher Corp.	91,000	26,006,890
Thermo Fisher Scientific, Inc.	44,000	25,577,200
		51,584,090
Pharmaceuticals - 2.3%
Eli Lilly & Co.	335,000	82,205,650
TOTAL HEALTH CARE		285,484,710
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Hertz Global Holdings, Inc. (b)	133,400	2,569,284
INFORMATION TECHNOLOGY - 40.3%
IT Services - 6.6%
Accenture PLC Class A	214,000	75,666,120
Cognizant Technology Solutions Corp. Class A	1,179,000	100,710,180
MasterCard, Inc. Class A	144,479	55,823,796
PayPal Holdings, Inc. (a)	29,000	4,986,260
		237,186,356
Semiconductors & Semiconductor Equipment - 7.7%
Marvell Technology, Inc.	1,481,800	105,800,520
NVIDIA Corp.	473,000	115,818,780
onsemi (a)	73,600	4,342,400
Teradyne, Inc.	435,000	51,082,050
		277,043,750
Software - 19.7%
Adobe, Inc. (a)	278,112	148,595,242
Fair Isaac Corp. (a)	65,000	32,174,350
Intuit, Inc.	326,000	181,004,980
Microsoft Corp.	834,000	259,357,320
Oracle Corp.	304,000	24,672,640
Salesforce.com, Inc. (a)	268,000	62,344,840
		708,149,372
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,303,000	227,738,340
TOTAL INFORMATION TECHNOLOGY		1,450,117,818
MATERIALS - 4.2%
Chemicals - 2.3%
Linde PLC	189,000	60,230,520
Olin Corp.	424,056	21,486,918
		81,717,438
Containers & Packaging - 1.4%
Crown Holdings, Inc.	450,000	51,480,000
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	485,000	18,051,700
TOTAL MATERIALS		151,249,138
TOTAL COMMON STOCKS (Cost $2,510,305,780)		3,435,863,036

Money Market Funds - 7.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	270,795,499	270,849,658
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	4,488,469	4,488,917
TOTAL MONEY MARKET FUNDS (Cost $275,338,575)		275,338,575

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $2,785,644,355)	3,711,201,611
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(110,792,198)
NET ASSETS - 100.0%	3,600,409,413

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	6,535,025	612,205,525	347,890,892	8,038	-	-	270,849,658	0.5%
Fidelity Securities Lending Cash Central Fund 0.08%	44,138,069	167,351,683	207,000,835	253,445	-	-	4,488,917	0.0%
Total	50,673,094	779,557,208	554,891,727	261,483	-	-	275,338,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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